FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3
1.	Investment Company Act File Number: 811-08266 Date of Notification: February 18, 2011
2.	Exact name of investment company as specified in registration statement:

THE INDIA FUND, INC.
3.	Address of principal executive office:

345 Park Avenue New York, NY 10154
4.	Check one of the following:
A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:	/s/ BARBARA PIRES
Barbara Pires
TITLE: Chief Compliance Officer, Vice President and Assistant Secretary